Note Investment Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 100,903	$ 103,170
Gross Unrealized Gains	3,609	3,347
Gross Unrealized Losses	21,623	12,318
Investment securities held-to-maturity, fair value	$ 82,889	$ 94,199
Weighted Average Yield	3.52%	3.57%
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,920
Investment securities held-to-maturity, fair value	2,629
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,655
Investment securities held-to-maturity, fair value	10,623
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,106
Investment securities held-to-maturity, fair value	12,091
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,222
Investment securities held-to-maturity, fair value	57,546
Obligations of Puerto Rico, States and political subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	98,817	$ 101,573
Gross Unrealized Gains	3,604	3,342
Gross Unrealized Losses	21,606	12,318
Investment securities held-to-maturity, fair value	$ 80,815	$ 92,597
Weighted Average Yield	3.55%	3.60%
Obligations of Puerto Rico, States and political subdivisions | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,920	$ 2,740
Gross Unrealized Gains	0	0
Gross Unrealized Losses	291	8
Investment securities held-to-maturity, fair value	$ 2,629	$ 2,732
Weighted Average Yield	5.90%	5.84%
Obligations of Puerto Rico, States and political subdivisions | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 13,655	$ 12,830
Gross Unrealized Gains	0	0
Gross Unrealized Losses	5,015	764
Investment securities held-to-maturity, fair value	$ 8,640	$ 12,066
Weighted Average Yield	5.98%	5.95%
Obligations of Puerto Rico, States and political subdivisions | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 20,020	$ 21,325
Gross Unrealized Gains	0	0
Gross Unrealized Losses	8,020	6,003
Investment securities held-to-maturity, fair value	$ 12,000	$ 15,322
Weighted Average Yield	6.14%	6.09%
Obligations of Puerto Rico, States and political subdivisions | After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 62,222	$ 64,678
Gross Unrealized Gains	3,604	3,342
Gross Unrealized Losses	8,280	5,543
Investment securities held-to-maturity, fair value	$ 57,546	$ 62,477
Weighted Average Yield	2.08%	2.22%
Collateralized Mortgage Obligations - Federal agencies
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 86	$ 97
Gross Unrealized Gains	5	5
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	$ 91	$ 102
Weighted Average Yield	5.45%	5.45%
Collateralized Mortgage Obligations - Federal agencies | After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 86	$ 97
Gross Unrealized Gains	5	5
Gross Unrealized Losses	0	0
Investment securities held-to-maturity, fair value	$ 91	$ 102
Weighted Average Yield	5.45%	5.45%
Other
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,000	$ 1,500
Gross Unrealized Gains	0	0
Gross Unrealized Losses	17	0
Investment securities held-to-maturity, fair value	$ 1,983	$ 1,500
Weighted Average Yield	1.81%	1.14%
Other | Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		$ 250
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Investment securities held-to-maturity, fair value		$ 250
Weighted Average Yield		1.33%
Other | After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,000	$ 1,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	17	0
Investment securities held-to-maturity, fair value	$ 1,983	$ 1,250
Weighted Average Yield	1.81%	1.10%